SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Cost of Services [Member] USD ($)	Dec. 31, 2014 Cost of Services [Member] CNY	Dec. 31, 2013 Cost of Services [Member] CNY	Dec. 31, 2012 Cost of Services [Member] CNY	Dec. 31, 2014 China, Yuan Renminbi	Dec. 31, 2014 United States of America, Dollars
Summary Of Accounting Policies [Line Items]
Currency exchange rate									6.2046	1.00
Cash and cash equivalents, maturities	three months or less	three months or less
Time deposits, maturity	greater than three months but less than a year	greater than three months but less than a year
Impairment charge of long-lived assets	$ 0	0	0	0
Business tax and surcharges					1,321	8,198	7,526	5,485
Percentage of business taxes, surcharges and cultural development fees on revenue, minimum	1.12%	1.12%
Percentage of business taxes, surcharges and cultural development fees on revenue, maximum	2.97%	2.97%
Advertising costs	5,559	34,489	30,759	12,143
Capital lease terms
For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the properties estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date.

For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the properties estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date.

Capital lease obligation	0	0	0	0
Income Tax Examination, Likelihood of Unfavorable Settlement
Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit, determined on a cumulative probability basis, that has a greater than fifty percent likelihood of being realized upon settlement

Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit, determined on a cumulative probability basis, that has a greater than fifty percent likelihood of being realized upon settlement

Ordinary shares, par value	$ 0.00005
Deferred stock issuance costs	$ 522	3,241		6,404